MASSACHUSETTS FINANCIAL SERVICES COMPANY
             500 BOYLSTON STREET o BOSTON o MASSACHUSETTS 02116-3741
                                 617 o 954-5000



                                        August 13, 2002



VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

     Re:  Massachusetts  Investors  Growth  Stock Fund (File  Nos.  2-14677  and
          811-859)

Ladies and Gentlemen:

     This letter serves as notification of the existence of a Spanish language version of the Supplement dated August 1, 2002 to the current Prospectus of the above-named fund. The Supplement was filed electronically with the Securities and Exchange Commission on August 1, 2002, pursuant to Rule 497 under the Securities Act of 1933 (EDGAR Accession No. 0000912938-02-000592).

     Pursuant to Rule 306(a) of Regulation S-T, I hereby represent, to the best of my knowledge, that the Supplement filed as described above is a fair and accurate English translation of the corresponding foreign language document.

     Please call the undersigned at (617) 954-5182 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,



                                        JAMES R. BORDEWICK, JR.
                                        James R. Bordewick, Jr.
                                        Assistant Secretary and Assistant
                                        Clerk of the Trust